Regulatory Assets and Liabilities (Other) (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Regulatory Assets [Line Items]
Regulatory Assets		$ 1,376	$ 1,322
TECO Energy Inc [Member]
Regulatory Assets [Line Items]
Public Utilities Annual Bill Reduction To Customers	$ 4